FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS -Interest Rate Derivatives (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net (payments) proceeds on settlement of debt derivatives and forward contracts		$ (8,000,000)	$ 80,000,000
Senior Notes Due 2081
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 750,000,000	2,000,000,000
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	750,000,000	2,000,000,000				$ 2,000,000,000
Senior Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,450,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount		600,000,000
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 750,000,000			$ 750,000,000
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					11,200,000,000		$ 9,200,000,000
Interest rate risk | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities held for hedging		500,000,000
Notional amount terminated		750,000,000
Interest rate risk | Interest rate swap contract [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net (payments) proceeds on settlement of debt derivatives and forward contracts	$ 33,000,000
Interest rate risk | Floating interest rate | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated				$ 950,000,000
Interest rate risk | Senior Notes Due 2081 | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Net (payments) proceeds on settlement of debt derivatives and forward contracts		9,000,000
Interest rate risk | Borrowings, US$2 Billion | Fixed interest rate | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 2,000,000,000
Interest rate risk | Cash flow hedges | Bond Forward Contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					1,250,000,000
Interest rate risk | Cash flow hedges | Borrowings, US$3.25 Billion | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 3,250,000,000